PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total operating expenses	$ (468,408)	$ (815,948)	$ (838,120)
Interest expenses	63,338	58,218	10,200
Foreign currency exchange gains (losses), net	25,709	(11,664)	42
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	751	(7,985)	4,448
Loss before income taxes and share of results of equity method investments	(450,263)	(1,105,106)	(748,094)
Income tax expense	15,946	2,012	1,113
Net loss attributable to ordinary shareholders	(464,220)	(1,104,925)	(742,001)
Other comprehensive loss:
Total comprehensive loss attributable to ordinary shareholders	(479,567)	(1,075,027)	(734,441)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total operating expenses	(4,816)	(24,322)	(2,983)
Interest income	4,891	4,725	6,979
Interest expenses	(4,172)	(12,876)
Investment income (loss), net	10,685	13,320	(5,084)
Foreign currency exchange gains (losses), net	6,010	614	(171)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(25,778)	(285,322)	(3,124)
Share of losses from subsidiaries and former consolidated VIEs	(451,040)	(801,064)	(737,618)
Loss before income taxes and share of results of equity method investments	(464,220)	(1,104,925)	(742,001)
Net loss attributable to ordinary shareholders	(464,220)	(1,104,925)	(742,001)
Other comprehensive loss:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes	13,875	13,547	(8,650)
Foreign currency translation adjustment, net of nil income taxes	(29,222)	16,351	16,210
Total comprehensive loss attributable to ordinary shareholders	$ (479,567)	$ (1,075,027)	$ (734,441)